Schedule of Investments (unaudited)	iShares® MSCI UAE ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.5%
Abu Dhabi Aviation Co., NVS	148,927	$265,981
Agility Global PLC	984,232	337,630
Aramex PJSC(a)	524,291	385,398
		989,009
Banks — 33.7%
Abu Dhabi Commercial Bank PJSC	829,452	1,762,746
Abu Dhabi Islamic Bank PJSC	564,691	1,724,951
Ajman Bank PJSC(a)	773,107	371,306
Dubai Islamic Bank PJSC	1,118,508	1,680,937
Emirates NBD Bank PJSC	410,684	1,738,647
First Abu Dhabi Bank PJSC	1,761,761	5,563,885
Sharjah Islamic Bank	794,589	478,088
		13,320,560
Building Products — 0.7%
Ras Al Khaimah Ceramics	419,929	285,818

Capital Markets — 2.0%
Dubai Financial Market PJSC	1,103,925	387,706
Investcorp Capital PLC, NVS	562,652	324,750
SHUAA Capital PSC(a)(b)	1,859,319	66,313
		778,769
Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7

Diversified Consumer Services — 0.6%
Taaleem Holdings PJSC, NVS	242,471	250,191

Diversified Telecommunication Services — 16.2%
AL Yah Satellite Communications Co-PJSC-Yah Sat	652,763	390,977
Emirates Telecommunications Group Co. PJSC	1,366,693	5,990,596
		6,381,573
Financial Services — 1.9%
Al Waha Capital PJSC	793,168	305,312
Amanat Holdings PJSC	926,083	259,693
Amlak Finance PJSC(a)	974,521	195,008
Gulf General Investment Co.(a)(b)	7,295,803	20
		760,033
Food Products — 1.0%
Agthia Group PJSC	250,161	383,088

Ground Transportation — 0.1%
Dubai Taxi Co. PJSC	80,581	47,826

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	112,588	2
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.7%
Americana Restaurants International PLC	1,224,539	$1,081,212

Industrial Conglomerates — 6.2%
Dubai Investments PJSC	1,129,358	657,989
Multiply Group PJSC(a)	1,866,149	960,243
Q Holding PJSC(a)	1,051,986	821,987
		2,440,219
Marine Transportation — 1.1%
Gulf Navigation Holding PJSC(a)	237,947	452,825

Oil, Gas & Consumable Fuels — 1.4%
Dana Gas PJSC	3,208,828	538,146

Passenger Airlines — 1.9%
Air Arabia PJSC	1,169,826	737,488

Real Estate Management & Development — 21.9%
Aldar Properties PJSC	1,124,413	1,683,688
Deyaar Development PJSC	134,937	25,753
Emaar Development PJSC	355,585	718,324
Emaar Properties PJSC	2,643,097	5,512,074
Eshraq Investments PJSC(a)	2,137,114	186,362
RAK Properties PJSC	917,749	284,841
Union Properties PJSC(a)	2,291,340	233,057
		8,644,099
Software — 0.2%
Phoenix Group PLC(a)	165,758	83,938

Specialty Retail — 3.2%
Abu Dhabi National Oil Co. for Distribution PJSC	1,442,416	1,273,552

Water Utilities — 2.3%
Emirates Central Cooling Systems Corp.	1,205,420	502,115
National Central Cooling Co. PJSC	482,104	405,337
		907,452

Total Investments — 99.6%
(Cost: $40,441,093)		39,355,807

Other Assets Less Liabilities — 0.4%		165,750

Net Assets — 100.0%		$39,521,557

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$30,000	$—	$(30,000	)(b)	$—	$—	$—	—	$2,260	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
May 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	06/21/24	$53	$(423)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,550,005	$6,739,460	$66,342	$39,355,807

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(423)	$—	$—	$(423)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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